CLIFFORD CAPITAL PARTNERS FUND

SCHEDULE OF INVESTMENTS

December 31, 2020 (unaudited)

Shares		Fair Value

95.06% COMMON STOCKS
16.35% CONSUMER DISCRETIONARY
AutoZone, Inc.*	1,040	$1,232,858
Big Lots, Inc.	19,400	832,842
Cooper Tire & Rubber Co.	25,200	1,020,600
eBay Inc.	15,100	758,775
Perdoceo Education Corp.*	46,400	586,032
Qurate Retail, Inc - Class A	75,800	831,526
		5,262,633
6.11% CONSUMER STAPLES
General Mills, Inc.	14,900	876,120
The Kraft Heinz Co.	31,500	1,091,790
		1,967,910
3.79% ENERGY
KLX Energy Services Holdings, Inc.*	45,900	296,514
Schlumberger Ltd.	42,300	923,409
		1,219,923
20.97% FINANCIALS
American Express Co.	11,800	1,426,738
CIT Group Inc.	32,100	1,152,390
Community Trust Bancorp, Inc.	17,900	663,195
CVB Financial Corp.	60,400	1,177,800
First Hawaiian, Inc.	61,300	1,445,454
Westamerica Bancorp.	16,000	884,640

		6,750,217

8.51% HEALTH CARE
Change Healthcare, Inc.*	52,000	969,800
GlaxoSmithKline PLC ADR	27,100	997,280
Johnson & Johnson	4,900	771,162

		2,738,242
12.52% INDUSTRIALS
HNI Corp.	18,300	630,618
Pitney Bowes Inc.	158,400	975,744
Raytheon Co.	15,300	1,094,103
Stericycle, Inc.*	19,200	1,331,136
		4,031,601

19.37% INFORMATION TECHNOLOGY
CDK Global, Inc.	25,400	1,316,482
Cisco Systems, Inc.	26,300	1,176,925
EVERTEC, Inc.	21,800	857,176
International Business Machines Corp.	8,900	1,120,332
NCR Corp.*	47,000	1,765,790

		6,236,705
4.96% MATERIALS
Compass Minerals International, Inc.	13,900	857,908
Sealed Air Corp.	16,100	737,219

		1,595,127
2.48%	UTILITIES
	Exelon Corp.	18,900	797,958

95.06%	TOTAL COMMON STOCKS		30,600,316
0.71%	PREFERRED STOCKS
0.71%	CONSUMER DISCRETIONARY
	Qurate Retail, Inc., Preferred, 8.000%	2,300	227,700

CLIFFORD CAPITAL PARTNERS FUND

SCHEDULE OF INVESTMENTS

December 31, 2020 (unaudited)

		Shares	Fair Value
4.85%	MONEY MARKET FUNDS

	Federated Institutional Prime Obligations Fund
	Institutional Class 0.08%**	1,562,400	$1,562,919

100.62%	TOTAL INVESTMENTS		32,390,935
(0.62%)	Liabilities, in excess of other assets		(200,230)

100.00%	NET ASSETS		$32,190,705

*Non-income producing

**Effective 7 day yield as of December 31, 2020

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020:

		Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Common Stocks	$30,600,316	$-	$-	$30,600,316
Preferred Funds	$227,700			227,700
Money Market Funds	1,562,919	-	-	1,562,919
Total Investments	$32,390,935	$-	$-	$32,390,935

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2020.

At December 31, 2020 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $26,619,213 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$6,974,189
Gross unrealized depreciation	(1,202,467)
Net unrealized appreciation	$5,771,722